Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Rebates payable to customers	$ 2,260	$ 2,209
VAT and other taxes payable	3,440	3,548
Security deposit received from customers	610	551
Accrued employee benefits	4,756	3,980
Accrued professional fees	3,662	3,359
Accrued marketing and hosting expense	2,486	1,342
Others	2,723	1,359
Accrued liabilities and other current liabilities	19,937	16,348
Non-current
Deferred other income	$ 449	$ 673